UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment |_|; Amendment Number:______________
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S & E Partners, L.P.
         -------------------------------
Address: 660 Madison Avenue, 20th Floor
         -------------------------------
         New York, NY 10021
         -------------------------------

13F File Number: 28-04327
                 --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Craig Effron
       -------------
Title: President
       -------------
Phone: 212-355-5600
       -------------

Signature, Place, and Date of Signing:

/s/ Craig Effron                     New York, NY                   8/8/00
-----------------------  ----------------------------------------  -------------
      [Signature]                     City,State                      [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

           Form 13F File Number                 Name

        28-                                      N/A
           -------------------------------       ------------------------
           [Repeat as necessary]

                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                             --------------

Form 13F Information Table Entry Total:          104
                                             --------------

Form 13F Information Table Value Total: $       230,941
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number          Name

01   28-04329                     Scoggin LLC
--   ---------------              -----------

[Repeat as necessary]

                                                            VALUE   SHARES/  SH/ PUT/   INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL   DSCRETN  MANAGERS     SOLE   SHARED   NONE
----------------------------  ---------------- ---------   -------- -------- --- ----   ------- ----------  -------- ------ --------

Abitibi-Consolidated Inc.      common           003924107      164   17,500               Sole               Sole
Abitibi-Consolidated Inc.      common           003924107      164   17,500             Defined     01       Sole
Abraxas Petroleum Corp         common           003830106       36   23,950               Sole               Sole
Abraxas Petroleum Corp         common           003830106       32   21,592             Defined     01       Sole
BCE Inc                        common           05534B109      595   25,000               Sole               Sole
BCE Inc                        common           05534B109      536   22,500             Defined     01       Sole
Bestfoods                      common           08658U101    9,522  137,500               Sole               Sole
Bestfoods                      common           08658U101    9,522  137,500             Defined     01       Sole
C-Cube Microsystems Inc.       common           12501N108      616   31,500             Defined     01       Sole
Conseco, Inc.                  common           208464107      488   50,000      Put      Sole               Sole
Conseco, Inc.                  common           208464107      488   50,000      Put    Defined     01       Sole
Columbia Energy Group          common           197648108    6,563  100,000      Call     Sole               Sole
Columbia Energy Group          common           197648108    5,578   85,000      Call   Defined     01       Sole
Columbus McKinnon Corp         common           199333105    4,267  307,500               Sole               Sole
Columbus McKinnon Corp         common           199333105    2,032  146,475             Defined     01       Sole
Dime Bancorp, Inc.             common           25429Q102      788   50,000               Sole               Sole
Dime Bancorp, Inc.             common           25429Q102      788   50,000             Defined     01       Sole
Earthgrain Co.                 common           270319106    2,916  150,000               Sole               Sole
Earthgrain Co.                 common           270319106    2,721  140,000             Defined     01       Sole
Edward Life Sciences           common           28176E108    6,938  375,000               Sole               Sole
Edward Life Sciences           common           28176E108    6,660  360,000             Defined     01       Sole
Global Light
 Telecommunications            common           37934X100      547   50,000               Sole               Sole
Global Light
 Telecommunications            common           37934X100      492   45,000             Defined     01       Sole
GTE Corporation                common           362320103    6,499  101,750               Sole               Sole
GTE Corporation                common           362320103    6,499  101,750             Defined     01       Sole
HealthAxis, Inc.               common           42219D100       95   25,000               Sole               Sole
HealthAxis, Inc.               common           42219D100       90   23,600             Defined     01       Sole
itemus inc.                    common           46564Q103       79   75,000               Sole               Sole
itemus inc.                    common           46564Q103       63   60,000             Defined     01       Sole
International Paper Company    common           460146103    2,981  100,000               Sole               Sole
International Paper Company    common           460146103    2,981  100,000             Defined     01       Sole
International Paper Company    common           460146103      745   25,000      Call     Sole               Sole
International Paper Company    common           460146103      745   25,000      Call   Defined     01       Sole
International Paper Company    common           460146103    1,863   62,500      Call     Sole               Sole
International Paper Company    common           460146103    1,863   62,500      Call   Defined     01       Sole
KENETECH Corporation           common           488878109      176  270,000               Sole               Sole
KENETECH Corporation           common           488878109      175  269,500             Defined     01       Sole
Lycos, Inc.                    common           550818108    2,573   47,600               Sole               Sole
Lycos, Inc.                    common           550818108    2,573   47,600             Defined     01       Sole
Marvel Enterprises Inc. 8%     conv. prf        57383M207    1,248  312,120               Sole               Sole
Marvel Enterprises Inc. 8%     conv. prf        57383M207      832  208,080             Defined     01       Sole
MediaOne Group, Inc            common           58440J104   19,947  300,000               Sole               Sole
MediaOne Group, Inc            common           58440J104   17,720  266,500             Defined     01       Sole
MediaOne Group, Inc            common           58440J104    1,662   25,000      Call     Sole               Sole
MediaOne Group, Inc            common           58440J104    1,330   20,000      Call   Defined     01       Sole

                                                            VALUE   SHARES/  SH/ PUT/   INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL   DSCRETN  MANAGERS     SOLE   SHARED   NONE
----------------------------  ---------------- ---------   -------- -------- --- ----   ------- ----------  -------- ------ --------

MIPS Technologies Inc.         common           604567206      616   15,787               Sole               Sole
MIPS Technologies Inc.         common           604567206      616   15,787             Defined     01       Sole
Nabisco Holdings Corp          common           629526104    1,392   26,500      Call     Sole               Sole
Nabisco Holdings Corp          common           629526104    1,392   26,500      Call   Defined     01       Sole
Nabisco Group Holdings Corp.   common           62952P102    2,594  100,000               Sole               Sole
Nabisco Group Holdings Corp.   common           62952P102    2,594  100,000             Defined     01       Sole
Overseas Fimgroup Inc          common           690337118        3   40,000               Sole               Sole
Overseas Fimgroup Inc          common           690337118        2   30,000             Defined     01       Sole
Philip Morris Companies Inc.   common           718154107    2,656  100,000      Call     Sole               Sole
Philip Morris Companies Inc.   common           718154107    2,338   88,000      Call   Defined     01       Sole
Presstek Inc.                  common           741113104      406   25,000               Sole               Sole
Presstek Inc.                  common           741113104       31   25,000             Defined     01       Sole
Placer Dome Inc.               common           725906101      478   50,000      Call     Sole               Sole
Placer Dome Inc.               common           725906101      478   50,000      Call   Defined     01       Sole
Prime Retail Inc.              common           741570105      138  110,000               Sole               Sole
Prime Retail Inc.              common           741570105      125  100,000             Defined     01       Sole
Qwest Communications           common           749121109    1,425   28,500      Put      Sole               Sole
Qwest Communications Intl      common           749121109    1,175   23,500      Put    Defined     01       Sole
Qwest Communications           common           749121109      625   12,500      Put      Sole               Sole
Qwest Communications Intl      common           749121109      625   12,500      Put    Defined     01       Sole
R.H. Donnelley Corporation     common           74955W307    1,938  100,000               Sole               Sole
R.H. Donnelley Corporation     common           74955W307    1,938  100,000             Defined     01       Sole
Rare Medium Group Inc          common           75382N109      640   40,500               Sole               Sole
Rare Medium Group Inc          common           75382N109      625   39,500             Defined     01       Sole
S&P 500 Index                  common           U35000SXY      120       75      Put      Sole               Sole
S&P 500 Index                  common           U35000SXY      160      100      Put    Defined     01       Sole
S&P 500 Index                  common           U40000SXZ      464      175      Put      Sole               Sole
S&P 500 Index                  common           U40000SXZ      398      150      Put    Defined     01       Sole
Southdown Inc.                 common           841297104      578   10,000               Sole               Sole
Southdown Inc.                 common           841297104      433    7,500             Defined     01       Sole
Southdown Inc.                 common           841297104      144    2,500      Call   Defined     01       Sole
Seagate Technology Inc         common           811804103    4,125   75,000               Sole               Sole
Seagate Technology Inc         common           811804103    3,575   65,000             Defined     01       Sole
Seagram Company Ltd.           common           811850106    2,175   37,500               Sole               Sole
Seagram Company Ltd.           common           811850106    2,175   37,500             Defined     01       Sole
Sprint Corporation             common           852061100      638   12,500               Sole               Sole
Sprint Corporation             common           852061100      638   12,500             Defined     01       Sole
Sprint Corporation             common           852061100      638   12,500      Call     Sole               Sole
Sprint Corporation             common           852061100      638   12,500      Call   Defined     01       Sole
Terra Networks, S.A.           common           88100W103    1,405   38,500               Sole               Sole
Terra Networks, S.A.           common           88100W103    1,405   38,500             Defined     01       Sole
Terra Networks, S.A.           common           88100W103    3,650  100,000      Put      Sole               Sole
Terra Networks, S.A.           common           88100W103    3,650  100,000      Put    Defined     01       Sole
Thermo Electron Corp.          common           883556102    1,580   75,000               Sole               Sole
Thermo Electron Corp.          common           883556102    1,580   75,000             Defined     01       Sole
Telesp-Telecomunicacoes        common           87929A102    3,618  139,150               Sole               Sole
Telesp-Telecomunicacoes        common           87929A102    3,618  139,150             Defined     01       Sole
US West Inc                    common           91273H101    6,431   75,000               Sole               Sole
US West Inc                    common           91273H101    6,165   71,900             Defined     01       Sole
US West Inc                    common           91273H101    4,288   50,000      call     Sole               Sole
US West Inc                    common           91273H101    3,687   43,000      call   Defined     01       Sole
United Rentals, Inc.           common           911363109      428   25,000               Sole               Sole
United Rentals, Inc.           common           911363109      300   17,500             Defined     01       Sole
Verio Inc.                     common           923433106    2,772   50,000               Sole               Sole
Verio Inc.                     common           923433106    2,633   47,500             Defined     01       Sole
WorldCom, Inc.                 common           98157D106    1,147   25,000      Call     Sole               Sole
WorldCom, Inc.                 common           98157D106    1,147   25,000      Call   Defined     01       Sole
Wyndham International Inc      common           983101106    2,313  925,000               Sole               Sole

                                                            VALUE   SHARES/  SH/ PUT/   INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL   DSCRETN  MANAGERS     SOLE   SHARED   NONE
----------------------------  ---------------- ---------   -------- -------- --- ----   ------- ----------  -------- ------ --------

Wyndham International Inc      common           983101106    2,188  875,000             Defined     01       Sole

                                                           230,941